Cover	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Entity File Number	811-05770
Entity Registrant Name	abrdn Emerging Markets Equity Income Fund, Inc.
Entity Central Index Key	0000846676
Entity Tax Identification Number	22-2990009
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	800
Local Phone Number	522-5465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	AEF
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false